13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 96.2%
	AEROSPACE & DEFENSE - 4.2%
335,449	Howmet Aerospace, Inc.	$ 9,573,714

	ASSET MANAGEMENT - 3.2%
264,959	Pershing Square Tontine Holdings Ltd. *	7,344,663

	AUTOMOTIVE - 3.1%
65,416	Autoliv, Inc.	6,024,814
56,304	Veoneer, Inc. *	1,199,275
		7,224,089
	BIOTECH & PHARMA - 5.0%
250,000	Elanco Animal Health, Inc. *	7,667,500
339,042	Ironwood Pharmaceuticals, Inc. *	3,861,688
		11,529,188
	CHEMICALS - 7.7%
387,240	GCP Applied Technologies, Inc. *	9,158,226
350,400	Olin Corp.	8,605,824
		17,764,050
	COMMERCIAL SUPPORT SERVICES - 2.9%
171,144	Aramark	6,585,621

	FOOD - 3.6%
205,801	Hain Celestial Group, Inc. *	8,262,910

	HEALTH CARE FACILITIES & SERVICES - 6.6%
96,787	Magellan Health, Inc. *	8,017,835
288,486	MEDNAX, Inc. *	7,079,447
		15,097,282
	HOME & OFFICE PRODUCTS - 3.8%
411,768	Newell Brands, Inc.	8,741,835

	LEISURE FACILITIES & SERVICES - 3.9%
105,609	Papa John's International, Inc.	8,960,924

	MACHINERY - 3.1%
534,271	Welbilt, Inc. *	7,052,377

	MEDICAL EQUIPMENT & DEVICES - 2.8%
117,320	Merit Medical Systems, Inc. *	6,512,433

	METALS & MINING - 1.1%
83,863	Arconic Corp. *	2,499,117

	OIL & GAS PRODUCERS - 4.2%
159,526	Cheniere Energy, Inc. *	9,576,346

	PUBLISHING & BROADCASTING - 2.9%
737,700	Pearson PLC - ADR	6,772,086

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	REAL ESTATE - 1.5%
44,473	Howard Hughes Corp. *	$ 3,510,254

	RENEWABLE ENERGY - 2.7%
139,443	Enviva Partners, L.P.	6,333,501

	SOFTWARE - 10.0%
211,000	ACI Worldwide, Inc. *	8,108,730
441,391	Box, Inc. *	7,967,108
437,800	Evolent Health, Inc. *	7,017,934
		23,093,772
	SPECIALTY FINANCE - 2.8%
513,461	SLM Corp.	6,361,782

	TECHNOLOGY HARDWARE - 6.3%
119,734	Seagate Technology PLC	7,442,665
587,646	Telefonaktiebolaget LM Ericsson - ADR	7,022,370
		14,465,035
	TECHNOLOGY SERVICES - 7.8%
117,524	Green Dot Corp. *	6,557,839
476,200	Perspecta, Inc.	11,466,896
		18,024,735
	TRANSPORTATION EQUIPMENT - 4.1%
356,613	Trinity Industries, Inc.	9,411,017

	WHOLESALE - DISCRETIONARY - 2.9%
186,311	LKQ Corp. *	6,565,600

	TOTAL COMMON STOCK (Cost - $158,816,395)	221,262,331

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
8,633,183	First American Government Obligations Fund - Institutional Class, 0.04% ** (Cost - $8,633,183)	8,633,183

	TOTAL INVESTMENTS - 99.9% (Cost - $167,449,578)	$ 229,895,514
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	124,701
	NET ASSETS - 100.0%	$ 230,020,215

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2020 in valuing the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 221,262,331	$ -	$ -	$ 221,262,331
Short-Term Investment	8,633,183	-	-	8,633,183
Total	$ 229,895,514	$ -	$ -	$ 229,895,514
The Fund did not hold any level 3 securities.
* See Portfolio of Investments for industry classifications.

At December 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 169,573,218	$ 62,471,211	$ (2,148,915)	$ 60,322,296